Schedule of Investments (unaudited) July 31, 2019	iShares® Interest Rate Hedged Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 98.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	1,081,901	$134,512,752

Total Investment Companies — 98.6% (Cost: $127,546,942)		134,512,752

Short-Term Investments

Money Market Funds — 47.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(a)(c)(d)	62,639,171	62,670,490
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(a)(c)	2,064,000	2,064,000

		64,734,490

Total Short-Term Investments — 47.5% (Cost: $64,734,618)		64,734,490

Total Investments in Securities — 146.1% (Cost: $192,281,560)		199,247,242

Other Assets, Less Liabilities — (46.1)%		(62,890,992)

Net Assets — 100.0%		$136,356,250

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Shares Purchased	Shares Sold		Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	78,148,424	—	(15,509,253	)(a)	62,639,171	$62,670,490	$64,230	(b)	$(1,278)	$(3,755)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,972,028	—	(908,028	)(a)	2,064,000	2,064,000	45,002		—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,824,319	845,488	(1,587,906)		1,081,901	134,512,752	5,613,472		4,318,467	15,802,234

						$199,247,242	$5,722,704		$4,317,189	$15,798,479

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)

1.17%	Semi-annual	2.27%	Quarterly	N/A	12/08/21	$(9,011)	$152,710	$224,813	$(72,103)
2.38	Semi-annual	2.27	Quarterly	N/A	01/12/23	(24,778)	(444,452)	318,326	(762,778)
2.46	Semi-annual	2.27	Quarterly	N/A	01/12/25	(16,581)	(543,528)	505,125	(1,048,653)
1.44	Semi-annual	2.27	Quarterly	N/A	12/08/26	(32,814)	989,982	2,817,525	(1,827,543)
3.25	Semi-annual	2.27	Quarterly	N/A	10/18/28	(9,382)	(1,048,406)	(514,728)	(533,678)
2.34	Semi-annual	2.27	Quarterly	N/A	12/08/36	(23,220)	(739,663)	1,379,196	(2,118,859)

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)

1.77%	Semi-annual	2.27%	Quarterly	N/A	12/08/46	$(9,687)	$857,863	$2,459,179	$(1,601,316)
3.33	Semi-annual	2.27	Quarterly	N/A	10/24/48	(5,527)	(1,417,772)	(616,790)	(800,982)

							$(2,193,266)	$6,572,646	$(8,765,912)

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$134,512,752	$—	$—	$134,512,752
Money Market Funds	64,734,490	—	—	64,734,490

	$199,247,242	$—	$—	$199,247,242

Derivative financial instruments(a)
Liabilities
Swaps	$—	$(8,765,912)	$—	$(8,765,912)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

2